Inventories - Summary of Inventories (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of inventories [Line Items]
Inventories	₩ 10,793,781	₩ 9,515,895
Gross amount [member]
Disclosure of inventories [Line Items]
Finished goods	1,526,628	1,200,344
Merchandise	930,558	851,325
Semi-finished goods	1,721,130	1,552,988
Raw materials	2,329,268	1,939,539
Fuel and materials	808,016	817,397
Construction inventories	1,692,092	1,455,115
Materials-in-transit	1,818,576	1,807,816
Others	103,144	94,535
Inventories	10,929,412	9,719,059
Allowance for inventories valuation [member]
Disclosure of inventories [Line Items]
Inventories	₩ (135,631)	₩ (203,164)